Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of the effect of share-based compensation on the statements of operations
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
	USD thousands	USD thousands	USD thousands
Research and development	401	407	448
General and administrative	216	1,084	2,763

Total share-based compensation expenses	617	1,491	3,211

Schedule of number and weighted average exercise prices of option
	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2023	2023	2023	2022	2022	2022
Outstanding at January 1	0.33	35,191,540	7.42	0.38	27,003,260	8.12
Exercised	-	-	-	0.07	(1,970,000)	-
Forfeited	0.39	(20,373,620)	-	0.32	(1,240,120)	-
Granted	0.07	15,055,180	5.86	0.16	11,398,400	7.8

Outstanding at December 31	0.16	29,873,100	5.99	0.33	35,191,540	7.42

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2024	2024	2024	2023	2023	2023
Outstanding at January 1	0.16	29,873,100	5.99	0.33	35,191,540	7.42
Exercised	-	-	-	-	-	-
Forfeited	0.19	(667,820)	-	0.39	(20,373,620)	-
Granted	0.03	2,845,020	8.56	0.07	15,055,180	5.86

Outstanding at December 31	0.15	32,050,300	7.34	0.16	29,873,100	5.99

Schedule of Unvested RSA
Number of RSAs
RSA	2024
Unvested at beginning of the year	-
Granted	6,443,900
Vested	-
Forfeited	-

Outstanding at December 31, 2024	6,443,900

Schedule of assumptions used to calculate the fair value of the options
2024 grants of Options
Weighted average share price (in U.S. dollar)(a)	0.04
Exercise price (in U.S. dollar)	0.03-0.05
Expected life of options (in years)(b)	5.5-6.1
Expected volatility(c)	89.29%-92.98%
Risk-free interest rate(d)	4.1%-4.5%
Dividend yield	0%